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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005
                                               -----------------

Check here if Amendment [   ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):   [  ] is a restatement.
                                             [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Iron Horse Capital Management, L.P.
Address:      535 Madison Avenue - 35th Floor
              New York, NY  10022

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Gerald J. Cavataio
Title:        Chief Financial Officer
Phone:        212-396-5930

Signature, Place, and Date of Signing:


/s/ Gerald J. Cavataio              New York, NY               May 16, 2005
-------------------------           -------------              -----------------
[Signature]                         [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                           0
                                                    ----------
Form 13F Information Table Entry Total:                     39
                                                    ----------
Form 13F Information Table Value Total:             $  298,535
                                                    ----------
                                                   (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

              NONE

                                             Iron Horse Capital Management, L.P.
                                                         Form 13F
                                                Quarter Ended March 31, 2005

                                                                                                         VOTING AUTHORITY
                    TITLE              VALUE                                                             ----------------
                    OF                 (X        SHRS/        SHRS/ PUT/  INVESTMENT  OTHER
NAME OF ISSUER      CLASS   CUSIP      $1,000)   PRN AMT      PRN   CALL  DISCRETION  MANAGERS  SOLE         SHARED       NONE
------------------- ------- ---------- --------- ------------ ----- ----- ----------- --------- ------------ ------------ ---------
ACUITY BRANDS INC   COM     00508Y102     3,294      122,000   SH         SOLE                      122,000
------------------- ------- ---------- --------- ------------ ----- ----- ----------- --------- ------------ ------------ ---------
ASHLAND INC         COM     044204105     9,783      145,000   SH         SOLE                      145,000
------------------- ------- ---------- --------- ------------ ----- ----- ----------- --------- ------------ ------------ ---------
AUTOLIV INC         COM     052800109     4,289       90,000   SH         SOLE                       90,000
------------------- ------- ---------- --------- ------------ ----- ----- ----------- --------- ------------ ------------ ---------
BANK OF NEW YORK    COM     064057102     9,441      325,000   SH         SOLE                      325,000
INC
------------------- ------- ---------- --------- ------------ ----- ----- ----------- --------- ------------ ------------ ---------
BRIGGS & STRATTON   COM     109043109     5,097      140,000   SH         SOLE                      140,000
CORP
------------------- ------- ---------- --------- ------------ ----- ----- ----------- --------- ------------ ------------ ---------
CATERPILLAR INC     COM     149123101    10,424      114,000   SH         SOLE                      114,000
DEL
------------------- ------- ---------- --------- ------------ ----- ----- ----------- --------- ------------ ------------ ---------
CERIDIAN CORP NEW   COM     156779100    19,437    1,140,000   SH         SOLE                    1,140,000
------------------- ------- ---------- --------- ------------ ----- ----- ----------- --------- ------------ ------------ ---------
DRESS BARN INC      COM     261570105     5,685      312,000   SH         SOLE                      312,000
------------------- ------- ---------- --------- ------------ ----- ----- ----------- --------- ------------ ------------ ---------
DYCOM INDS INC      COM     267475101    17,406      757,100   SH         SOLE                      757,100
------------------- ------- ---------- --------- ------------ ----- ----- ----------- --------- ------------ ------------ ---------
FEDERATED DEPT      COM     31410H101     8,273      130,000   SH         SOLE                      130,000
STORES INC DE
------------------- ------- ---------- --------- ------------ ----- ----- ----------- --------- ------------ ------------ ---------
FLEETWOOD           COM     339099103     5,851      672,500   SH         SOLE                      672,500
ENTERPRISES INC
------------------- ------- ---------- --------- ------------ ----- ----- ----------- --------- ------------ ------------ ---------
FOUNDRY             COM     35063R100     6,653      672,000   SH         SOLE                      672,000
NETWORKS INC
------------------- ------- ---------- --------- ------------ ----- ----- ----------- --------- ------------ ------------ ---------
FRANKLIN RES INC    COM     354613101     4,806       70,000   SH         SOLE                       70,000
------------------- ------- ---------- --------- ------------ ----- ----- ----------- --------- ------------ ------------ ---------
FREESCALE           COM     35687M107     5,339      315,000   SH         SOLE                      315,000
SEMICONDUCTOR       CL A
INC
------------------- ------- ---------- --------- ------------ ----- ----- ----------- --------- ------------ ------------ ---------
FREESCALE           CL B    35687M206     5,185      300,600   SH         SOLE                      300,600
SEMICONDUCTOR
INC
------------------- ------- ---------- --------- ------------ ----- ----- ----------- --------- ------------ ------------ ---------
G & K SVCS INC      CL A    361268105     6,890      171,000   SH         SOLE                      171,000
------------------- ------- ---------- --------- ------------ ----- ----- ----------- --------- ------------ ------------ ---------
GAP INC DEL         COM     364760108     8,845      405,000   SH         SOLE                      405,000
------------------- ------- ---------- --------- ------------ ----- ----- ----------- --------- ------------ ------------ ---------
GOVERNMENT PPTYS    COM     38374W107     4,900      492,000   SH         SOLE                      492,000
TR INC
------------------- ------- ---------- --------- ------------ ----- ----- ----------- --------- ------------ ------------ ---------
HOUSTON EXPL CO     COM     442120101     6,265      110,000   SH         SOLE                      110,000
------------------- ------- ---------- --------- ------------ ----- ----- ----------- --------- ------------ ------------ ---------
HUGHES SUPPLY INC   COM     444482103    10,710      360,000   SH         SOLE                      360,000
------------------- ------- ---------- --------- ------------ ----- ----- ----------- --------- ------------ ------------ ---------
JACOBS ENGR GROUP   COM     469814107     9,657      186,000   SH         SOLE                      186,000
INC DEL
------------------- ------- ---------- --------- ------------ ----- ----- ----------- --------- ------------ ------------ ---------
KNIGHT TRADING      COM     499063105     7,278      755,000   SH         SOLE                      755,000
GROUP INC
------------------- ------- ---------- --------- ------------ ----- ----- ----------- --------- ------------ ------------ ---------
LAMAR               CL A    512815101     5,238      130,000   SH         SOLE                      130,000
ADVERTISING CO
------------------- ------- ---------- --------- ------------ ----- ----- ----------- --------- ------------ ------------ ---------
LENNAR CORP         CL B    526057302       886       16,800   SH         SOLE                       16,800
------------------- ------- ---------- --------- ------------ ----- ----- ----------- --------- ------------ ------------ ---------
LIBERTY MEDIA       COM     530718105    11,407    1,100,000   SH         SOLE                    1,100,000
CORP NEW            SER A
------------------- ------- ---------- --------- ------------ ----- ----- ----------- --------- ------------ ------------ ---------
LIN TV CORP         CL A    532774106     5,976      353,000   SH         SOLE                      353,000
------------------- ------- ---------- --------- ------------ ----- ----- ----------- --------- ------------ ------------ ---------
MERRIL LYNCH & CO   COM     590188108     8,490      150,000   SH         SOLE                      150,000
INC
------------------- ------- ---------- --------- ------------ ----- ----- ----------- --------- ------------ ------------ ---------
NATIONAL OILWELL    COM     637071101     8,406      180,000   SH         SOLE                      180,000
VARCO INC
------------------- ------- ---------- --------- ------------ ----- ----- ----------- --------- ------------ ------------ ---------

                                             Iron Horse Capital Management, L.P.
                                                         Form 13F
                                                Quarter Ended March 31, 2005

                                                                                                         VOTING AUTHORITY
                    TITLE              VALUE                                                             ----------------
                    OF                 (X        SHRS/        SHRS/ PUT/  INVESTMENT  OTHER
NAME OF ISSUER      CLASS   CUSIP      $1,000)   PRN AMT      PRN   CALL  DISCRETION  MANAGERS  SOLE         SHARED       NONE
------------------- ------- ---------- --------- ------------ ----- ----- ----------- --------- ------------ ------------ ---------
NEXTEL              CL A    65332V103     2,984      105,000   SH         SOLE                      105,000
COMMUNICATIONS
INC
------------------- ------- ---------- --------- ------------ ----- ----- ----------- --------- ------------ ------------ ---------
NTL INC DEL         COM     62940M104    11,779      185,000   SH         SOLE                      185,000
------------------- ------- ---------- --------- ------------ ----- ----- ----------- --------- ------------ ------------ ---------
PMI GROUP INC       COM     69344M101     5,702      150,000   SH         SOLE                      150,000
------------------- ------- ---------- --------- ------------ ----- ----- ----------- --------- ------------ ------------ ---------
ROWAN COS INC       COM     779382100     6,001      200,500   SH         SOLE                      200,500
------------------- ------- ---------- --------- ------------ ----- ----- ----------- --------- ------------ ------------ ---------
SAGA                CL A    786598102     4,307      267,500   SH         SOLE                      267,500
COMMUNICATIONS
------------------- ------- ---------- --------- ------------ ----- ----- ----------- --------- ------------ ------------ ---------
SPRINT CORP         COM     852061100    15,015      660,000   SH         SOLE                      660,000
                    FON
------------------- ------- ---------- --------- ------------ ----- ----- ----------- --------- ------------ ------------ ---------
STEELCASE INC       CL A    858155203     8,850      641,300   SH         SOLE                      641,300
------------------- ------- ---------- --------- ------------ ----- ----- ----------- --------- ------------ ------------ ---------
TELEWEST GLOBAL     COM     87956T107    11,386      640,000   SH         SOLE                      640,000
INC
------------------- ------- ---------- --------- ------------ ----- ----- ----------- --------- ------------ ------------ ---------
TEMPLE INLAND INC   COM     879868107     4,353       60,000   SH         SOLE                       60,000
------------------- ------- ---------- --------- ------------ ----- ----- ----------- --------- ------------ ------------ ---------
VIACOM INC          CL B    925524308     7,349      211,000   SH         SOLE                      211,000
------------------- ------- ---------- --------- ------------ ----- ----- ----------- --------- ------------ ------------ ---------
YORK INTL CORP      COM     986670107     4,898      125,000   SH         SOLE                      125,000
NEW
------------------- ------- ---------- --------- ------------ ----- ----- ----------- --------- ------------ ------------ ---------

REPORT
SUMMARY:  39 DATA RECORDS            $  298,535

           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED